INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 1,849	$ 1,809
Marketable securities	1,154	1,241
Receivables, prepayments and other assets	1,347	1,578
Inventories	1,686	1,577
Total current assets	6,036	6,205
Non-current assets:
Property, plant and equipment, net	7,210	7,223
Marketable securities	770	939
Goodwill and intangible assets, net	1,366	1,368
Right-of-use assets	597	569
Receivables, prepayments and other assets	606	498
Deferred tax assets	191	231
Other non-current financial assets	121	108
Total non-current assets	10,861	10,936
Total assets	16,897	17,141
Current liabilities:
Trade payables and other current liabilities	2,130	2,154
Current portion of deferred income from government grants	49	59
Current portion of lease obligations	66	69
Current portion of long-term debt	84	86
Total current liabilities	2,329	2,368
Non-current liabilities:
Non-current portion of long-term debt	1,063	1,065
Other non-current liabilities	876	862
Non-current portion of lease obligations	511	487
Non-current portion of deferred income from government grants	196	202
Provisions	174	174
Total non-current liabilities	2,820	2,790
Total liabilities	5,149	5,158
Equity:
Ordinary shares, $0.02 par value, 548,416,440 and 555,888,455 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	11	11
Additional paid-in capital	23,850	24,220
Accumulated deficit	(12,278)	(12,381)
Accumulated other comprehensive income	110	78
Equity attributable to the shareholders of GLOBALFOUNDRIES Inc.	11,693	11,928
Non-controlling interests	55	55
Total equity	11,748	11,983
Total liabilities and equity	$ 16,897	$ 17,141